Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings.
Schedule of lease liabilities

	As of December 31,
In thousands of EUR	2019	2020
Current	3,056	2,966
Non-current	6,127	7,950
Total Lease liabilities	9,183	10,916

Schedule of Future minimum lease payments under non-cancellable operating leases

In thousands of EUR	One to five years	More than five years	Total
Lease liability future payments	7,740	210	7,950

Schedule of changes in liabilities arising from financing activities

In thousands of EUR	January 1, 2019	Additions	Payments	Reclassification	Effect of translation	December 31, 2019
Current lease liabilities	3,116	3,731	(4,945)	1,127	27	3,056
Non-current lease liabilities	6,031	1,144		(1,127)	79	6,127
Total liabilities from financing activities	9,147	4,875	(4,945)	—	106	9,183

In thousands of EUR	January 1, 2020	Additions	Payments	Reclassification	Effect of translation	December 31, 2020
Current lease liabilities	3,056	3,583	(5,331)	1,856	(198)	2,966
Non-current lease liabilities	6,127	4,391		(1,856)	(712)	7,950
Total liabilities from financing activities	9,183	7,974	(5,331)	—	(910)	10,916

Summary of expense relating to payments not included in the measurement of the lease liability

	As of December 31,
In thousands of EUR	2019	2020
Short-term leases	1,817	1,357
Variable lease payments	154	115
Total expense	1,971	1,472